Note 16 - Leases: Schedule of Disclosure In Tabular Form Of Weighted Average Remaining Term And Discount Rate Relating To Finance Leases (Tables)	12 Months Ended
Dec. 31, 2025
Finance Lease Liabilities
Schedule of Disclosure In Tabular Form Of Weighted Average Remaining Term And Discount Rate Relating To Finance Leases
	As of December 31, 2025	As of December 31, 2024

Weighted-average remaining term in number of months
Finance leases	-	11
Weighted-average discount rate
Finance leases	-%	3.95%